INCOME TAXES - provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current					$ 0	$ 0
Deferred					(940)
Provision (benefit) for income taxes	$ (4,318)	$ 0	$ (32,238)	$ 0	$ (940)	$ 0